SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 81,759	$ 73,448	$ 68,870
Deferred taxes due to carryforward losses	18,804	16,893	15,840
Valuation allowance	(18,804)	(16,893)	(15,840)
Net deferred tax asset